SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ (306,810,286)	$ (42,032,837)	¥ 35,517,634	¥ (90,414,597)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in loss of subsidiaries and share of loss from VIEs	4,001,129	548,152	31,610,752	(62,395,476)
Share-based compensation				66,741,438
Foreign exchange gain or loss	(1,233,807)	(169,031)	(125,893)
Changes in operating assets and liabilities:
Prepayments	15,898,495	2,178,086	(10,364,572)	54,652,740
Other current assets	77,417,243	10,606,119	(16,200,082)	39,362,970
Accrued expenses and other current liabilities	(4,980,465)	(682,321)	(56,200,218)	(155,526,435)
Deferred revenue	(63,623,203)	(8,716,342)	21,246,496	41,543,702
Net cash used in operating activities	(238,851,936)	(32,722,582)	(47,687,219)	(67,833,405)
Proceeds from disposal of short-term bank deposits	1,757,680,000	240,801,173	2,868,625,000	2,104,283,000
Purchases of short-term bank deposits	(2,990,374,400)	(409,679,613)	(1,778,550,000)	(2,415,288,000)
Cash (used in) provided by investing activities	(1,074,492,728)	(147,204,900)	414,184,628	(608,617,399)
Repurchase of ordinary shares	(105,509,037)	(14,454,679)		(108,967,252)
Dividend distributed to shareholders	(2,101,465,492)	(287,899,592)
Cash used in financing activities	(2,206,974,529)	(302,354,271)	(965)	(108,967,252)
Effect of foreign exchange rate changes	48,740,158	6,677,375	94,834,375	365,968,962
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(3,471,579,035)	(475,604,378)	461,330,819	(419,449,094)
Cash, cash equivalent and restricted cash at the beginning of the year	4,508,990,318	617,729,141	4,047,659,499	4,467,108,593
Cash, cash equivalent and restricted cash at the end of the year	1,037,411,283	142,124,763	4,508,990,318	4,047,659,499
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(306,810,286)	(42,032,837)	35,517,634	(75,422,408)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in loss of subsidiaries and share of loss from VIEs	502,190,943	68,799,878	190,965,494	170,956,497
Share-based compensation				6,196,546
Foreign exchange gain or loss			(123,163)
Changes in operating assets and liabilities:
Prepayments	127,357	17,448	55,435	11,223,022
Other current assets	62,701,861	8,590,121	(88,851,970)	(51,285,121)
Accrued expenses and other current liabilities	(2,564,628)	(351,353)	15,719,885	(34,425,208)
Deferred revenue	(7,373,700)	(1,010,194)	(11,583,600)	(10,363,176)
Net cash used in operating activities	248,271,547	34,013,063	141,699,715	16,880,152
Proceeds from disposal of short-term bank deposits	1,437,680,000	196,961,352	2,098,625,000	1,654,283,000
Purchases of short-term bank deposits	(2,990,374,400)	(409,679,613)	(1,778,550,000)	(2,385,288,000)
Investment in subsidiaries			(16,196,850)	(181,739,530)
Cash (used in) provided by investing activities	(1,552,694,400)	(212,718,261)	303,878,150	(912,744,530)
Repurchase of ordinary shares	(105,509,037)	(14,454,679)		(108,967,252)
Dividend distributed to shareholders	(2,101,465,492)	(287,899,592)
Cash used in financing activities	(2,206,974,529)	(302,354,271)		(108,967,252)
Effect of foreign exchange rate changes	49,348,465	6,760,712	96,480,231	372,915,098
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(3,462,048,917)	(474,298,757)	542,058,096	(631,916,532)
Cash, cash equivalent and restricted cash at the beginning of the year	4,116,400,819	563,944,600	3,574,342,723	4,206,259,255
Cash, cash equivalent and restricted cash at the end of the year	¥ 654,351,902	$ 89,645,843	¥ 4,116,400,819	¥ 3,574,342,723